Divestitures (Tables)	12 Months Ended
Apr. 03, 2015
Computer Sciences GS Business
Entity Information [Line Items]
Discontinued Operations
Following is the summary of the results of the discontinued operations:

	Twelve Months Ended
	April 3, 2015	March 28, 2014	March 29, 2013
Operations
Revenues	$—	$200,516	$729,313

(Loss) income from discontinued operations, before taxes	(1,527)	19,376	39,830
Tax benefit (expense)	560	(9,147)	(9,779)
Net (loss) income from discontinued operations	$(967)	$10,229	$30,051

Disposal
(Loss) gain on disposition	$(910)	$55,148	$—
Tax expense	—	(777)	—
(Loss) gain on disposition, net of taxes	(910)	54,371	—

(Loss) income from discontinued operations, net of taxes	$(1,877)	$64,600	$30,051